Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024	$ 138,639	$ (104,746)	$ 708	$ (2,455)	$ 32,146	$ (3)	$ 32,143
Total net income (loss)		(3,455)			(3,455)	(116)	(3,571)
Total other comprehensive income (loss)			(126)		(126)		(126)
Distributions to non-controlling interests						(99)	(99)
Exercise of stock options	661				661		661
Shares withheld for taxes	(1,711)				(1,711)		(1,711)
Equity-settled stock-based payment	30,502				30,502		30,502
Repurchase of common shares				(8,830)	(8,830)		(8,830)
Release of treasury stock	(9,264)			9,264
Balance at Jun. 30, 2025	158,827	(108,201)	582	(2,021)	49,187	(218)	48,969
Balance at Mar. 31, 2025	142,457	(109,713)	599	(591)	32,752	(233)	32,519
Total net income (loss)		1,512			1,512	38	1,550
Total other comprehensive income (loss)			(17)		(17)		(17)
Distributions to non-controlling interests						(23)	(23)
Exercise of stock options	351				351		351
Shares withheld for taxes	(498)				(498)		(498)
Equity-settled stock-based payment	17,795				17,795		17,795
Repurchase of common shares				(2,708)	(2,708)		(2,708)
Release of treasury stock	(1,278)			1,278
Balance at Jun. 30, 2025	158,827	(108,201)	582	(2,021)	49,187	(218)	48,969
Balance at Dec. 31, 2025	164,208	(112,851)	318		51,675	(90)	51,585
Total net income (loss)		(11,444)			(11,444)	30	(11,414)
Total other comprehensive income (loss)			37		37		37
Distributions to non-controlling interests						(29)	(29)
Exercise of stock options	92				92		92
Shares withheld for taxes	(484)				(484)		(484)
Equity-settled stock-based payment	38,805				38,805		38,805
Balance at Jun. 30, 2026	202,621	(124,295)	355		78,681	(89)	78,592
Balance at Mar. 31, 2026	181,262	(116,272)	701		65,691	(111)	65,580
Total net income (loss)		(8,023)			(8,023)	67	(7,956)
Total other comprehensive income (loss)			(346)		(346)		(346)
Distributions to non-controlling interests						(45)	(45)
Exercise of stock options	39				39		39
Shares withheld for taxes	(484)				(484)		(484)
Equity-settled stock-based payment	21,804				21,804		21,804
Balance at Jun. 30, 2026	$ 202,621	$ (124,295)	$ 355		$ 78,681	$ (89)	$ 78,592